Share-Based Payment Transactions - Schedule of Expenses Due to Share-Based Compensation (Details) - Share Options [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Transactions - Schedule of Expenses Due to Share-Based Compensation (Details) [Line Items]
Research and development expenses	$ 45	$ 34	$ 264
General and administrative expenses	524	162	633
Total	$ 569	$ 196	$ 897